Subsequent Events	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENTS
Subsequent Events

41.  SUBSEQUENT EVENTS.

On January 30, 2020, the World Health Organization (WHO) declared the outbreak of a novel coronavirus 2019, or COVID-19, “Public Health Emergency of International Concern.” On March 11, 2020, the WHO confirmed that the outbreak of the COVID-19 has risen to the level of a pandemic, which could significantly affect Chile, as well as our trading partners inside and outside the country.

On March 18, 2020, to deal with this international public health emergency of COVID-19, President Sebastián Piñera decreed a state of emergency establishing numerous containment measures, essentially aimed at restricting the free movement of people, which include curfews, selective mandatory quarantines in affected areas, prohibition of mass gatherings and the temporary closure of companies and businesses, among other measures.

In this context, our subsidiary Enel Distribución Chile announced some preventive measures, such as stopping reading meters and focusing activities in the field on operations essential for continuity of supply. Likewise, it announced extraordinary measures to support the most vulnerable families, consisting of the suspension of the cut in supply for non-payment and the offering of payment facilities in installments, without any initial payment and without interest, for those who have a debt with the company.

In parallel, the Chilean Congress has discussed various parliamentary initiatives whose objective is to preserve access to essential services, such as water, electricity, and telecommunications, which seek to support lower-income residential clients, vulnerable clients, microenterprises, and institutions that provide other essential services, such as health facilities. In the case of Enel Chile, the measures contemplated in the different projects of law basically refer to the temporary suspension of the ability of the distribution companies to cut the electricity supply due to late payment, and the rescheduling of the debts that are generated during the state of catastrophe, for the clients that require it.

In this sense, the Group has issued guidelines aimed at ensuring compliance with the measures introduced by the government and taken numerous steps to adopt the most suitable procedures to prevent and/or mitigate the effects of contagion by COVID-19 in the workplace, while ensuring business continuity. This has been possible due to:

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the use of telecommuting for all employees whose jobs can be done remotely, an approach introduced some years ago that required investments in digitalization, allows our people to work remotely at the same level of efficiency and effectiveness;

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the digitization of processes and infrastructure, that ensure the normal operation of our generation assets, the continuity of electricity service and the remote management of all activities relating to the market and our relationship with customers.

Based on the information currently available, in a scenario of continuous evolution, regarding the spread of infections and the containment measures taken by government of Chile, it is not possible at this time to quantify the effects that the COVID-19 pandemic could have in our business. However, because our Group has an integrated business model throughout the value chain, a solid financial structure and a level of digitization that allows us to guarantee the continuity of operational activities with the same level of service, as of the date of presentation of this report, there is no evidence of a significant impact of COVID-19 on the Group.

There have been no other subsequent events between January 1, 2020 and the issuance date of these financial statements.